Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity File Number	001-02658
Entity Registrant Name	STEWART INFORMATION SERVICES CORP
Entity Central Index Key	0000094344
Entity Tax Identification Number	74-1677330
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1360 Post Oak Blvd, Suite 100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	625-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	STC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false